Related Party Disclosures - Additional Information (Detail) - EUR (€)	1 Months Ended	6 Months Ended		8 Months Ended
	Feb. 28, 2025	Jun. 30, 2025	Jun. 30, 2024	Aug. 31, 2024
Disclosure of transactions between related parties [line items]
Par value per share	€ 0.37	€ 0.25		€ 1.24
Insurance Premium Used For Settlement Of Damages		€ 342,000	€ 310,000
Class A Common Share [Member] | Enric Asuncin Escorsa [Member]
Disclosure of transactions between related parties [line items]
Number of shares acquired during the period	135,209			40,372
Class A Common Share [Member] | Orilla Asset Management, S.L. [Member]
Disclosure of transactions between related parties [line items]
Number of shares acquired during the period	11,333,694	9,037,804		4,279,371
Class A Common Share [Member] | AM Gesti, S.L. [Member]
Disclosure of transactions between related parties [line items]
Number of shares acquired during the period	2,833,424	2,259,451		1,614,857
Class A Common Share [Member] | S.L Inversiones Finanncieras Perseo S.L [Member]
Disclosure of transactions between related parties [line items]
Number of shares acquired during the period	5,666,847
Class A Common Share [Member] | Consilium S.L [Member]
Disclosure of transactions between related parties [line items]
Number of shares acquired during the period	2,487,832	1,671,994		2,139,686
Class A Common Share [Member] | Generac Power Systems, Inc. [Member]
Disclosure of transactions between related parties [line items]
Number of shares acquired during the period				28,259,991
Class A Common Share [Member] | Iberdrola, S.A. [Member]
Disclosure of transactions between related parties [line items]
Number of shares acquired during the period		4,518,902
Class A Common Share [Member] | Mingkiri, S.L. [Member]
Disclosure of transactions between related parties [line items]
Number of shares acquired during the period	2,833,424	2,259,451
Class A Common Share [Member] | Kariega Ventures S.L. [Member]
Disclosure of transactions between related parties [line items]
Number of shares acquired during the period		2,711,342
Class A Common Share [Member] | Infisol 3000, S.L. [Member]
Disclosure of transactions between related parties [line items]
Number of shares acquired during the period	1,416,712
Remuneration of Directors and Key Management [Member]
Disclosure of transactions between related parties [line items]
Loans And Advances To Senior Management		€ 0	0
Members of Senior Management [Member]
Disclosure of transactions between related parties [line items]
Key management personnel Post employment benefit expense		0	0
Key management personnel pension or life insurance obligations		€ 0	€ 0